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                     [DIVERSIFIED INVESTMENT ADVISORS LETTERHEAD]



May 22, 2002

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS
         REGISTRATION STATEMENT ON FORM N-3
         (FILE NOS. 333-08543 AND 811-07717)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned statement of additional information and prospectus that would have been filed by the Registrant on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of post-effective amendment no. 11 to the Registrant's registration statement on Form N-3 (File No. 333-08543) ("the Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such registration statement with respect to the Funds and was filed electronically on April 30, 2002.

Please direct any comments or questions concerning this certificate to the undersigned at (914) 697-8980.

Very truly yours,


Robert F. Colby
--------------------
Vice President &
General Counsel